CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 14,363,461	$ 23,798,795
Interest-earning deposits	8,681,426	8,161,322
Federal funds sold	61,648,938	39,454,481
Total cash and cash equivalents	84,693,825	71,414,598
Interest-earning time deposits	1,766,493	1,749,744
Securities available for sale	117,776,982	88,280,080
Federal Home Loan Bank stock	2,887,763	2,887,763
Loans, net of allowance for loan losses of $5,590,668 and $5,944,585 at 2013 and 2012, respectively	372,568,962	394,868,626
Loans held for sale		1,827,000
Property and equipment, net	9,873,198	10,157,929
Goodwill	11,385,323	11,385,323
Bank-owned life insurance	8,497,895	5,244,335
Core deposit intangible	271,000	535,000
Foreclosed assets	5,577,481	6,505,912
Mortgage servicing rights	918,247	811,783
Accrued interest receivable	1,551,258	1,592,307
Prepaid FDIC insurance premiums		1,001,161
Other assets	4,276,015	2,507,471
Total assets	622,044,442	600,769,032
Deposits:
Noninterest-bearing	55,263,604	60,330,245
Interest-bearing	447,276,088	400,043,801
Total deposits	502,539,692	460,374,046
Federal Home Loan Bank advances	13,980,005	21,966,750
Securities sold under agreements to repurchase	26,766,169	34,494,579
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	199,764	284,270
Other liabilities	1,463,182	1,392,984
Total liabilities	548,948,812	522,512,629
Commitments and Contingent Liabilities (Note 15)
Stockholders' Equity
Preferred stock, $.10 par value, 10,000,000 shares authorized, no shares issued
Common stock, $.10 par value, 20,000,000 shares authorized, 7,007,283 and 7,481,317 shares issued and outstanding at 2013 and 2012	700,728	748,132
Additional paid-in capital	55,818,936	59,660,244
Retained earnings	18,268,454	16,651,916
Accumulated other comprehensive income (loss)	(1,692,488)	1,196,111
Total stockholders' equity	73,095,630	78,256,403
Total liabilities and stockholders' equity	$ 622,044,442	$ 600,769,032